MINERAL PROPERTY INTERESTS	12 Months Ended
Jan. 31, 2012
MINERAL PROPERTY INTERESTS [Text Block]

NOTE 4 – MINERAL PROPERTY INTERESTS

a)	Pinguino Project

Pursuant to the terms of a mineral property option agreement, dated February 24, 2004, between the Company and an affiliate of an ex-director, the Company purchased a 100% interest in a mineral property located in the Santa Cruz Province of the Republic of Argentina, known as the Pinguino Property. The agreement also provides for an area of interest such that, in the event that the optionor records any property claims within five (5) kilometers of the boundaries of the property, such claims will become subject to the mineral property option agreement.

a)	Pinguino Project (continued)

To acquire the property the Company made the following payments: approximately $43,710 (CDN$50,000) on or before July 1, 2004 (paid); approximately $65,565 (CDN$75,000) on or before July 1, 2005 (paid); approximately $87,420 (CDN$100,000) on or before July 1, 2006 (paid); approximately $87,420 (CDN$100,000) on or before July 1, 2007 (paid); and approximately $109,275 (CDN$125,000) on or before July 1, 2008 (paid). The Company wrote off the acquisition costs in a prior year. The agreement is subject to a 2% net smelter royalty. The Company has the right at any time up to 60 days after commencement of commercial production to repurchase either one-half of the royalty for approximately $1,000,000 (CDN$1,000,000) or all of the royalty for approximately $2,000,000 (CDN$2,000,000).

On December 10, 2010, the Company entered into an agreement with a land owner whereby the Company purchased surface rights to the major portion of the property, known as El Piche, for $815,000. The Company completed this acquisition on December 17, 2010.

b)	Condor Project

Pursuant to the terms of a mineral property acquisition agreement, dated February 20, 2004, between the Company and an affiliate of an ex-director, the Company paid approximately $7,528 (CDN$10,000) to acquire a 100% interest in certain mineral claims located in the Santa Cruz Province of the Republic of Argentina, known as the Condor Property, subject to a 2% net smelter return royalty in favor of an ex-director. The Company wrote off the acquisition costs in a prior year. The Company has the right to repurchase either one-half of the royalty for approximately $1,000,000 (CDN$1,000,000) or all of the royalty for $2,000,000 (CDN$2,000,000).

c)	Contreras and Rio Negro Projects

Pursuant to the terms of a Mineral Property Acquisition Agreement, dated February 24, 2004, between the Company and an affiliate of an ex-director of the Company, the Company acquired mineral claims located in the Santa Cruz Province of the Republic of Argentina, then known as the Dyakowski Property for total consideration of 833,333 common shares of the Company (subsequently increased, as a result of a stock dividend, to 2,499,999). The shares have been issued and were subject to an Escrow Agreement dated March 2, 2004.

On June 30, 2005, the Company entered into an amending agreement whereby the Company amended the Escrow Agreement. This amending agreement was restated August 8, 2005 whereby the Company agreed to release the 4,999,998 shares of its common stock that were being held in escrow. Of the 4,999,998 released shares, 4,749,998 of these shares were released to the Company for cancellation, and 250,000 of these shares were released to an ex-director of the Company for the transfer of the mineral claims to the Company.

In addition, pursuant to the terms of a Share Purchase Agreement, dated February 24, 2004, between the Company and an affiliate of an ex-director of the Company, the Company acquired a 100% interest in SCRN Properties Ltd. (SCRN), a Delaware corporation, the sole asset of which consisted of mineral claims located in the Rio Negro Province of the Republic of Argentina, known as the SCRN Property , for total consideration of 833,333 common shares of the Company (subsequently increased, as a result of a stock dividend, to 2,499,999). The shares have been issued and were subject to an Escrow Agreement dated March 2, 2004.

The Mineral Property Acquisition Agreement and the Share Purchase Agreement also provide for an area of interest such that, in the event that the vendor records any property claims within five (5) kilometers of the boundaries of either the Dyakowski Property or the SCRN Property, such claims will become subject to the respective agreements.

d)	Storm Cat Project

Pursuant to the terms of a mineral property acquisition agreement, dated February 20, 2004, between the Company and an affiliate of an ex-director, the Company paid approximately $7,528 (CDN$10,000) to acquire a 100% interest in mineral claims located in the Santa Cruz and Rio Negro Provinces of the Republic of Argentina, known as the Storm Cat Property. Subsequent to acquisition of these properties, the Company has accounted for expenditures by province. The Company wrote off the acquisition costs in a prior year.

e)	British Columbia Claim

On June 7, 2010, the Company acquired a group of three contiguous mineral tenures known as the Clapperton Property, covering an aggregate of approximately 825 hectares of land located in south central British Columbia, Canada, approximately 25 kilometers northeast of the town of Merritt, British Columbia. The total purchase amount was $324. On May 25, 2011, the Company made a cash-in-lieu payment of approximately $3,781 (CDN$3,632) which advances the expiry date of the three mineral tenures to June 7, 2012.

Mineral property interests expense reflected in the accompanying consolidated statements of operations relates to the following projects:

				December
		Years		21, 2001
		Ended		(Inception) to
		January 31,		January 31,
	2012	2011	2010	2012

Pinguino Project:
Assaying, testing and analysis	$365,814	$147,444	$168,505	$1,081,210
Camp and field supplies	1,674,527	601,174	260,175	3,910,246
Claim maintenance	49,059	28,602	8,413	96,049
Drilling	3,020,527	1,443,459	264,996	8,632,403
Engineering	175,122	131,160	-	306,282
Environmental	139,647	-	-	139,647
Geological and geophysical	261,902	230,050	140,354	1,306,039
Metallurgical	1,064	69,437	-	70,501
Travel and accommodation	94,693	48,940	32,057	271,589
	5,782,355	2,700,266	874,500	15,813,966
Condor Project:
Camp and field supplies	26,097	-	-	26,295
Claim maintenance	18,858	-	-	26,386
Geological and geophysical	90,615	-	-	94,800
	135,570	-	-	147,481
Contreras Project:
Assaying, testing and analysis	-	60,247	-	60,247
Camp and field supplies	1,548	169,916	-	171,464
Claim maintenance	-	-	3,819	21,851
Geological and geophysical	98,129	33,830	-	131,959
Travel and accommodation	-	28,814	-	28,814
	96,677	292,807	3,819	414,335
Rio Negro Project:
Camp and field supplies	-	-	-	51,836
Claim maintenance	5,822	-	7,108	12,930
Geological and geophysical	-	-	212	39,833
Travel and accommodation	-	303	-	9,917
	5,822	303	7,320	114,516

Other:	3,781	324	-	35,510

	$6,027,205	$2,993,700	$885,639	$16,525,808